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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-01466


                   	         Pioneer Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Fund
           Schedule of Investments  9/30/09 (unaudited)

Shares                                                             Value

           COMMON STOCKS - 99.8 %
           Energy - 9.9 %
           Coal & Consumable Fuels - 0.4 %
500,000    Consol Energy, Inc.                                  $22,555,000
           Integrated Oil & Gas - 6.6 %
2,204,691  Chevron Corp.                                        $155,276,387
1,243,600  ConocoPhillips, Inc.                                  56,160,976
1,011,829  Exxon Mobil Corp.                                     69,421,588
1,450,000  Marathon Oil Corp.                                    46,255,000
650,000    Royal Dutch Shell Plc (A.D.R.)                        37,173,500
                                                                $364,287,451
           Oil & Gas Equipment & Services - 1.0 %
900,000    Schlumberger Ltd.                                    $53,640,000
           Oil & Gas Exploration & Production - 1.9 %
1,125,502  Apache Corp.                                         $103,354,849
           Total Energy                                         $543,837,300
           Materials - 7.2 %
           Aluminum - 0.7 %
3,056,824  Alcoa, Inc.                                          $40,105,531
           Diversified Chemical - 0.6 %
1,090,474  E.I. du Pont de Nemours and Co.                      $35,047,834
           Diversified Metals & Mining - 3.3 %
400,000    BHP Billiton, Ltd. (A.D.R.) (b)                      $26,404,000
740,000    Freeport-McMoRan Copper & Gold, Inc. (Class B)        50,771,400
2,440,000  Rio Tinto Plc                                         104,220,595
                                                                $181,395,995
           Fertilizers & Agricultural Chemicals - 0.7 %
501,250    Monsanto Co.                                         $38,796,750
           Industrial Gases - 1.2 %
507,700    Air Products & Chemicals, Inc.                       $39,387,366
300,000    Praxair, Inc.                                         24,507,000
                                                                $63,894,366
           Specialty Chemicals - 0.7 %
787,300    Ecolab, Inc.                                         $36,396,879
           Total Materials                                      $395,637,355
           Capital Goods - 9.9 %
           Aerospace & Defense - 2.6 %
1,052,500  General Dynamics Corp.                               $67,991,500
350,000    Honeywell International, Inc.                         13,002,500
992,000    United Technologies Corp.                             60,442,560
                                                                $141,436,560
           Construction & Farm Machinery & Heavy Trucks - 4.3 %
1,064,400  Caterpillar, Inc. (b)                                $54,635,652
1,591,900  Deere & Co.                                           68,324,348
2,996,250  PACCAR, Inc. (b)                                      112,988,588
                                                                $235,948,588
           Electrical Component & Equipment - 1.3 %
1,120,600  Emerson Electric Co.                                 $44,913,648
654,100    Rockwell International Corp. (b)                      27,864,660
                                                                $72,778,308
           Industrial Conglomerates - 0.9 %
665,200    3M Co.                                               $49,091,760
           Industrial Machinery - 0.8 %
470,000    Illinois Tool Works, Inc.                            $20,073,700
449,950    Parker Hannifin Corp. (b)                             23,325,408
                                                                $43,399,108
           Total Capital Goods                                  $542,654,324
           Transportation - 4.7 %
           Railroads - 4.7 %
768,000    Burlington Northern, Inc.                            $61,309,440
1,300,000  Canadian National Railway Co.                         63,687,000
300,000    CSX Corp.                                             12,558,000
2,865,800  Norfolk Southern Corp.                                123,544,638
                                                                $261,099,078
           Total Transportation                                 $261,099,078
           Automobiles & Components - 2.8 %
           Auto Parts & Equipment - 2.2 %
700,000    BorgWarner, Inc. (b)                                 $21,182,000
3,858,000  Johnson Controls, Inc. (b)                            98,610,480
                                                                $119,792,480
           Automobile Manufacturers - 0.6 %
5,081,500  Ford Motor Corp. * (b)                               $36,637,615
           Total Automobiles & Components                       $156,430,095
           Consumer Durables & Apparel - 0.8 %
           Apparel, Accessories & Luxury Goods - 0.8 %
1,400,000  Coach, Inc. (b)                                      $46,088,000
           Total Consumer Durables & Apparel                    $46,088,000
           Consumer Services - 0.4 %
           Restaurants - 0.4 %
301,500    McDonald's Corp.                                     $17,206,605
222,000    Yum! Brands, Inc. (b)                                 7,494,720
                                                                $24,701,325
           Total Consumer Services                              $24,701,325
           Media - 3.7 %
           Movies & Entertainment - 0.5 %
1,079,200  The Walt Disney Co.                                  $29,634,832
           Publishing - 3.2 %
3,494,400  John Wiley & Sons, Inc.                              $121,535,232
2,172,698  McGraw-Hill Co., Inc. (b)                             54,621,628
                                                                $176,156,860
           Total Media                                          $205,791,692
           Retailing - 4.0 %
           Department Stores - 0.7 %
1,255,793  Nordstrom, Inc. (b)                                  $38,351,918
           General Merchandise Stores - 1.9 %
2,284,700  Target Corp.                                         $106,649,796
           Home Improvement Retail - 0.9 %
2,315,200  Lowe's Companies, Inc.                               $48,480,288
           Specialty Stores - 0.5 %
1,200,000  Staples, Inc. (b)                                    $27,864,000
           Total Retailing                                      $221,346,002
           Food & Drug Retailing - 4.0 %
           Drug Retail - 2.7 %
1,213,800  CVS/Caremark Corp.                                   $43,381,212
2,854,500  Walgreen Co.                                          106,958,115
                                                                $150,339,327
           Food Distributors - 0.8 %
1,732,400  Sysco Corp. (b)                                      $43,050,140
           Hypermarkets & Supercenters - 0.5 %
551,000    Wal-Mart Stores, Inc.                                $27,048,590
           Total Food & Drug Retailing                          $220,438,057
           Food, Beverage & Tobacco - 8.5 %
           Packaged Foods & Meats - 6.4 %
1,116,900  Campbell Soup Co. (b)                                $36,433,278
911,600    General Mills, Inc.                                   58,688,808
1,506,750  H.J. Heinz Co., Inc.                                  59,893,313
1,925,000  Hershey Foods Corp. (b)                               74,805,500
776,500    Kellogg Co. (b)                                       38,227,095
2,329,500  Kraft Foods, Inc. (b)                                 61,195,965
600,000    Nestle SA                                             25,574,055
                                                                $354,818,014
           Soft Drinks - 2.1 %
1,000,000  Coca-Cola Co. (b)                                    $53,700,000
1,018,290  PepsiCo, Inc.                                         59,732,891
                                                                $113,432,891
           Total Food, Beverage & Tobacco                       $468,250,905
           Household & Personal Products - 2.6 %
           Household Products - 2.2 %
303,300    Clorox Co. (b)                                       $17,840,106
1,366,500  Colgate-Palmolive Co.                                 104,236,620
                                                                $122,076,726
           Personal Products - 0.4 %
581,300    Estee Lauder Co. (b)                                 $21,554,604
           Total Household & Personal Products                  $143,631,330
           Health Care Equipment & Services - 7.7 %
           Health Care Equipment - 6.7 %
601,000    Baxter International, Inc.                           $34,263,010
1,540,300  Becton, Dickinson & Co.                               107,435,925
952,600    C. R. Bard, Inc. (b)                                  74,883,886
650,000    Covidien, Ltd.                                        28,119,000
793,100    Medtronic, Inc. *                                     29,186,080
1,512,100  St. Jude Medical, Inc. *                              58,987,021
750,000    Stryker Corp.                                         34,072,500
                                                                $366,947,422
           Health Care Supplies - 1.0 %
400,000    Alcon, Inc.                                          $55,468,000
           Total Health Care Equipment & Services               $422,415,422
           Pharmaceuticals & Biotechnology - 4.7 %
           Pharmaceuticals - 4.7 %
1,600,700  Abbott Laboratories, Inc.                            $79,186,629
837,837    Eli Lilly & Co.                                       27,673,756
604,900    Johnson & Johnson Co. (b)                             36,832,361
776,203    Merck & Co., Inc. (b)                                 24,551,301
1,300,000  Pfizer, Inc. (b)                                      21,515,000
1,379,081  Teva Pharmaceutical Industries, Ltd.                  69,726,335
                                                                $259,485,382
           Total Pharmaceuticals & Biotechnology                $259,485,382
           Banks - 2.4 %
           Diversified Banks - 1.5 %
1,980,600  U.S. Bancorp (b)                                     $43,295,916
1,348,200  Wells Fargo  & Co. (b)                                37,992,276
                                                                $81,288,192
           Regional Banks - 0.9 %
650,000    PNC Bank Corp. (b)                                   $31,583,500
939,500    Zions Bancorporation (b)                              16,882,815
                                                                $48,466,315
           Total Banks                                          $129,754,507
           Diversified Financials - 7.1 %
           Asset Management & Custody Banks - 5.0 %
720,000    Franklin Resources, Inc. (b)                         $72,432,000
600,000    Northern Trust Corp.                                  34,896,000
1,000,000  State Street Corp.                                    52,600,000
1,514,693  T. Rowe Price Associates, Inc. (b)                    69,221,470
1,502,100  The Bank of New York Mellon Corp.                     43,545,879
                                                                $272,695,349
           Diversified Finance Services - 0.7 %
933,000    J.P. Morgan Chase & Co.                              $40,884,060
           Investment Banking & Brokerage - 0.8 %
1,424,585  Morgan Stanley Co.                                   $43,991,185
           Specialized Finance - 0.6 %
100,000    CME Group Inc. (b)                                   $30,819,000
           Total Diversified Financials                         $388,389,594
           Insurance - 2.7 %
           Property & Casualty Insurance - 2.7 %
2,348,400  Chubb Corp.                                          $118,382,844
600,000    The Traveler Companies, Inc.                          29,538,000
                                                                $147,920,844
           Total Insurance                                      $147,920,844
           Software & Services - 3.1 %
           Application Software - 0.7 %
1,240,400  Adobe Systems, Inc. *                                $40,982,816
           Data Processing & Outsourced Services - 1.8 %
1,159,200  Automatic Data Processing, Inc.                      $45,556,560
552,800    DST Systems, Inc. *                                   24,765,440
551,250    Fiserv, Inc. *                                        26,570,250
                                                                $96,892,250
           Systems Software - 0.6 %
1,200,000  Microsoft Corp.                                      $31,068,000
           Total Software & Services                            $168,943,066
           Technology Hardware & Equipment - 7.5 %
           Communications Equipment - 2.3 %
1,850,000  Cisco Systems, Inc. *                                $43,549,000
3,978,600  Nokia Corp. (A.D.R.) (b)                              58,167,132
400,000    Research In Motion, Inc. *                            27,020,000
                                                                $128,736,132
           Computer Hardware - 3.4 %
111,250    Apple, Inc. *                                        $20,622,413
2,727,211  Hewlett-Packard Co.                                   128,751,631
301,500    IBM Corp.                                             36,062,415
                                                                $185,436,459
           Computer Storage & Peripherals - 0.5 %
1,520,500  EMC Corp. * (b)                                      $25,909,320
           Office Electronics - 1.3 %
1,865,850  Canon, Inc.  (A.D.R.)  (b)                           $74,615,342
           Total Technology Hardware & Equipment                $414,697,253
           Semiconductors - 3.4 %
           Semiconductor Equipment - 0.6 %
2,496,500  Applied Materials, Inc.                              $33,453,100
           Semiconductors - 2.8 %
1,500,000  Analog Devices, Inc.                                 $41,370,000
2,877,500  Intel Corp.                                           56,312,675
2,353,500  Texas Instruments, Inc. (b)                           55,754,415
                                                                $153,437,090
           Total Semiconductors                                 $186,890,190
           Telecommunication Services - 0.6 %
           Integrated Telecommunication Services - 0.6 %
1,026,306  Verizon Communications, Inc.                         $31,066,283
           Total Telecommunication Services                     $31,066,283
           Utilities - 2.0 %
           Electric Utilities - 1.4 %
553,700    FirstEnergy Corp.                                    $25,315,164
600,000    PPL Corp.                                             18,204,000
1,112,400  Southern Co.                                          35,229,708
                                                                $78,748,872
           Multi-Utilities - 0.6 %
945,100    Public Service Enterprise Group, Inc.                $29,713,942
                                                                $108,462,814
           TOTAL COMMON STOCKS
           (Cost  $3,795,197,501)                               $5,487,930,818

Principal
Amount     TEMPORARY CASH INVESTMENTS - 8.7%
           Securities Lending Collateral  - 8.7% (c)
           Certificates of Deposit:
$23,049,193Bank of Nova Scotia 0.25%, 11/17/09                  $23,049,193
24,329,704 BNP Paribas NY, 0.3%, 11/17/09                        24,329,704
15,366,129 Rabobank Nederland NY, 0.24%, 12/11/09                15,366,129
15,366,129 Societe Generale, 0.27%, 12/4/09                      15,366,129
15,366,129 Toronto Dominion, 0.23%, 12/16/09                     15,366,129
                                                                $93,477,284
           Commercial Paper:
25,600,725 BBVA London, 0.29%, 11/6/09                          $25,600,725
15,355,872 CBA Financial, 0.27%, 12/29/09                        15,355,872
15,356,525 HND AF, 0.30%, 12/15/09                               15,356,525
12,799,815 HSBC, 0.24%, 12/2/09                                  12,799,815
2,559,946  HSBC, 0.24%, 12/3/09                                  2,559,946
23,036,753 NABPP, 0.29%, 12/7/09                                 23,036,753
25,610,215 Cafco, 0.40%, 10/1/09                                 25,610,215
19,207,021 Char FD, 0.30%, 10/5/09                               19,207,021
6,401,309  Char FD, 0.28%, 10/26/09                              6,401,309
7,679,332  Ciesco, 0.33%, 11/23/09                               7,679,332
7,679,490  Ciesco, 0.25%, 12/7/09                                7,679,490
11,779,521 Fasco, 0.20%, 10/19/09                                11,779,521
12,802,408 Kithaw, 0.23%, 11/3/09                                12,802,408
16,129,346 Old LLC, 0.30%, 10/16/09                              16,129,346
10,252,798 Old LLC, 0.32%, 10/15/09                              10,252,798
12,799,046 Ranger, 0.24%, 12/11/09                               12,799,046
12,162,533 TB LLC, 0.20%, 10/5/09                                12,162,533
5,174,827  GE, 0.23%, 10/26/09                                   5,174,827
8,938,622  Santander U.S. Debt, 0.37%, 11/20/09                  8,938,622
                                                                $251,326,104
           Tri-party Repurchase Agreements:
74,269,623 Deutsche Bank, 0.06%, 10/1/09                        $74,269,623
33,850,046 Barclays Capital Markets, 0.01%, 10/1/09              33,850,046
                                                                $108,119,669
Shares
           Money Market Mutual Fund:
10,244,086 Dreyfus Preferred Money Market Fund                  $10,244,086
12,805,107 Fidelity Prime Money Market Fund                      12,805,107
                                                                $23,049,193
           TOTAL TEMPORARY CASH INVESTMENTS
           (Cost  $475,972,250)                                 $475,972,250

           TOTAL INVESTMENT IN SECURITIES - 108.5%
           (Cost  $4,271,169,751) (a)                           $5,963,903,068

           OTHER ASSETS AND LIABILITIES - (8.5)%                $(466,447,803)

           TOTAL NET ASSETS - 100.0%                            $5,497,455,265

*          Non-income producing security.

(A.D.R.)   American Depositary Receipt.

(a) At September 30, 2009, the net unrealized gain on investments based on cost for federal income tax purposes of $4,279,379,821 was as follows:

           Aggregate gross unrealized gain for all investments in which
           there is an excess of value over tax cost           $2,050,726,968

           Aggregate gross unrealized loss for all investments in which
           there is an excess of tax cost over value            (366,203,721)

           Net unrealized gain                                 $1,684,523,247

(b)        At September 30, 2009, the following security was out on loan:

Shares                           Security                          Value
80,300     C. R. Bard, Inc.                                     $6,312,383
392,900    BHP Billiton, Ltd. (A.D.R.)                           25,935,329
202,600    BorgWarner, Inc.                                      6,130,676
80,100     Campbell Soup Co.                                     2,612,862
23,000     Canon, Inc.  (A.D.R.)                                  919,770
324,600    Caterpillar, Inc.                                     16,661,718
26,600     Clorox Co.                                            1,564,612
15,000     CME Group Inc.                                        4,622,850
99,000     Coach, Inc.                                           3,259,080
702,000    Coca-Cola Co.                                         37,697,400
442,100    EMC Corp. *                                           7,533,384
455,600    Estee Lauder Co.                                      16,893,648
130,400    Ford Motor Corp. *                                     940,184
200        Franklin Resources, Inc.                                20,120
900        Hershey Foods Corp.                                     34,974
200,000    Johnson & Johnson Co.                                 12,178,000
58,100     Johnson Controls, Inc.                                1,485,036
30,000     Kellogg Co.                                           1,476,900
582,500    Kraft Foods, Inc.                                     15,302,275
95,000     McGraw-Hill Co., Inc.                                 2,388,300
615,600    Merck & Co., Inc.                                     19,471,428
3,928,500  Nokia Corp. (A.D.R.)                                  57,434,670
1,240,800  Nordstrom, Inc.                                       37,894,032
445,300    PACCAR, Inc.                                          16,792,263
179,700    Parker Hannifin Corp.                                 9,315,648
671,800    Pfizer, Inc.                                          11,118,290
4,100      PNC Bank Corp.                                         199,219
200,000    Rockwell International Corp.                          8,520,000
133,300    Staples, Inc.                                         3,095,226
1,568,600  Sysco Corp.                                           38,979,710
1,227,200  T. Rowe Price Associates, Inc.                        56,083,040
8,700      Texas Instruments, Inc.                                206,103
72,500     U.S. Bancorp                                          1,584,850
245,000    Wells Fargo  & Co.                                    6,904,100
8,500      Yum! Brands, Inc.                                      286,960
915,300    Zions Bancorporation                                  16,447,941
           Total                                                $448,302,981

(c)       Securities lending collateral is managed by Credit Suisse, New York
Branch.

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                              Level 1         Level 2   Level 3     Total
Common Stocks              $5,487,930,818       $0       $0    $5,487,930,818
Temporary Cash Investments     23,049,193   452,923,057   0       475,972,250
Total                      $5,510,980,011  $452,923,057  $0    $5,963,903,068


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.